SCHEDULE OF DETAILED INFORMATION ABOUT RIGHT-OF-USE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ 73
Ending balance		$ 73
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	536	393
Acquired Depreciation		59
Depreciation	16	84
Depreciation Adjustment	(12)
Ending balance	540	536
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	609	502
Additions		107
Additions Adjustment	(69)
Ending balance	$ 540	$ 609